Prepaid Expenses and Other Current Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Other Assets Disclosure [Text Block]
3. Prepaid and other current assets

Prepaid expenses and other current assets were comprised of the following:

	December 31, 2011	March 31, 2012
Prepaid and deferred commissions	$10,486	$13,843
Other	1,349	1,746
Total prepaid expenses and other current assets	$11,835	$15,589

3. Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets were comprised of the following:

	December 31,
	2010	2011
Prepaid and deferred commissions	$5,301	$10,486
Other	402	1,349
Total prepaid expenses and other current assets	$5,703	$11,835